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[LOGO OF WILLKIE FARR & GALLAGHER LLP]

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November 25, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Sanford C. Bernstein Fund II, Inc.
          File Nos. 333-82336 and 811-21034

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund II, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 9 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the prospectus of the Intermediate Duration Institutional Portfolio (the "Portfolio"), a series of the Fund, into compliance with the requirements of amended Form N-1A.

On or around January 29, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolio's financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
----------------------------------
Elliot J. Gluck

Enclosures

cc:  Marc Bryant, AllianceBernstein L.P.

         NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS in alliance with Dickson Minto W.S., London and Edinburgh

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Securities and Exchange Commission
November 25, 2009
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     Margery K. Neale, Willkie Farr & Gallagher LLP